Goodwill - Key assumptions for cash-generating units (Details)	Sep. 30, 2020	Sep. 30, 2019
Western and Southern Europe
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	11.20%	9.10%
Long-term growth rate of net operating cash flows	1.70%	1.80%
U.S. Commercial and State Government
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	9.30%	10.00%
Long-term growth rate of net operating cash flows	2.00%	2.00%
Canada
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	9.60%	8.90%
Long-term growth rate of net operating cash flows	2.00%	2.00%
U.S. Federal
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	8.50%	9.90%
Long-term growth rate of net operating cash flows	2.00%	2.00%
U.K. and Australia
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	9.30%	8.90%
Long-term growth rate of net operating cash flows	2.00%	1.90%
Central and Eastern Europe
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	10.20%	9.10%
Long-term growth rate of net operating cash flows	1.90%	1.50%
Scandinavia
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	10.00%
Long-term growth rate of net operating cash flows	1.90%
Finland, Poland and Baltics
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	10.80%
Long-term growth rate of net operating cash flows	1.70%
Northern Europe
Disclosure of information for cash-generating units [line items]
Pre-tax WACC		9.40%
Long-term growth rate of net operating cash flows		1.80%
Asia Pacific
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	23.00%	21.40%
Long-term growth rate of net operating cash flows	2.00%	2.00%